Debt (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012 Senior Notes [Member] 4.20% Notes Due 2042 [Member]	Dec. 31, 2012 Senior Notes [Member] 4.20% Notes Due 2042 [Member]	Nov. 02, 2012 Senior Notes [Member] 4.20% Notes Due 2042 [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 2,400,000,000.0	$ 2,100,000,000.0			$ 250,000,000	$ 250,000,000.0
Debt Instrument, Interest Rate, Stated Percentage					4.20%
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	0
Long-term Debt, Maturities, Repayments of Principal in Year Two	250,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	250,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,900,000,000
Notes At Price				99.30%
After Underwriting Discounts				245,800,000
Line of Credit Facility, Expiration Date							Oct. 01, 2016
Line of Credit Facility, Maximum Borrowing Capacity							800,000,000.0
Debt Instrument, Basis Spread on Variable Rate								1.75%	0.875%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage							0.20%	0.30%	0.125%
Letters of Credit Outstanding, Amount							5,600,000
Debt Instrument, Covenant Description							no greater than 5.0 to 1.0
Cash Payments for Interest	$ 123,300,000	$ 111,700,000	$ 101,300,000